Share-based Compensation Plans - Schedule of Share-based Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	$ 58	$ 114	$ 441	$ 625
Research and development
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	0	12	29	91
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	$ 58	$ 102	$ 412	$ 534